ORGANIZATION (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Working capital (deficit)	$ (7,839)		$ 2,785
Shareholders' deficit	(34,856)		(26,742)	$ (33,477)	$ (42,208)
Income (losses) from continuing operations	(11,064)		5,865	2,342
Goodwill impairment	1,563
Procheck International B.V [Member]
Termination Expense	9,513
Goodwill impairment	$ 314
Procheck International B.V [Member] | Euro Member Countries, Euro [Member]
Termination Expense | €		€ 8,060